Share-Based Payment - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2025 € / shares shares	Dec. 31, 2024 € / shares	Dec. 31, 2023 € / shares	Dec. 31, 2025 kr / shares shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share nominal value | kr / shares				kr 1
Vesting period	12 months
Weighted average remaining life for outstanding warrants	61 months
Restricted Stock Units [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period	3 years
Performance Stock Units [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting conditions	In addition to service conditions, vesting is also contingent upon achievement of performance-based targets as determined by the Board, provided that no more than 10% of each tranche may be directly attributable to accomplishment of financial results achieved in the financial year prior to the vesting date for PSUs granted in 2023, and upon achievement of long-term strategic goals as evaluated by the Board no later than two weeks prior to each vesting date. Exceeding performance targets will not result in vesting of more PSUs than 100%, nor will it result in additional grants.
Warrants [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average remaining life for outstanding warrants		65 months	71 months
Warrants [member] | Bottom of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price	€ 11.98	€ 11.98	€ 11.98
Warrants [member] | Top of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price	€ 180.65	€ 145.5	€ 145.5
Board members of group [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of warrants vested	75.00%			75.00%
Number of additional shares authorized to grant | shares	1,725,233			1,725,233
Employees and consultants [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of warrants vested	75.00%			75.00%
Later than one year [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period	36 months
Later than one year [member] | Board members of group [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of warrants vested	25.00%			25.00%
Later than one year [member] | Employees and consultants [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of warrants vested	25.00%			25.00%